Equity accounted investment - continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Inevestments, beginning	$ 2,245	$ 824
Net income/(loss) from equity accounted investments	188	(119)	$ (29)
Acqusitions and increase in paid in capital	399
Dividends and other distributions	(190)
Other comprehensive income / (loss)	38
Divestments, derecognition and decrease in paid in capital	(129)
Investments, ending	2,551	2,245	$ 824
Lundin Petroleum AB [Member]
Disclosure of associates [line items]
Inevestments, beginning	1,121
Net income/(loss) from equity accounted investments	126	(78)
Acqusitions and increase in paid in capital	0
Dividends and other distributions	(78)
Other comprehensive income / (loss)	(44)
Divestments, derecognition and decrease in paid in capital	0
Investments, ending	1,125	1,121
Other equity accounted investments [Member]
Disclosure of associates [line items]
Inevestments, beginning	1,124
Net income/(loss) from equity accounted investments	62
Acqusitions and increase in paid in capital	399
Dividends and other distributions	(112)
Other comprehensive income / (loss)	82
Divestments, derecognition and decrease in paid in capital	(129)
Investments, ending	$ 1,426	$ 1,124